Intangible Assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Patents	$ 208,943	$ 208,943	$ 208,943
Less: accumulated amortization	75,817	63,316	46,851
Finite-Lived Intangible Assets, Net	$ 133,126	$ 145,627	$ 162,092